Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of inventory

Inventory is stated at the lower of cost or market using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at June 30, 2017 and 2016:

	June 30, 2017	June 30, 2016
Finished goods held for resale	$49,374	$43,544
Raw materials	139,102	—
	$188,476	$43,544

Schedule of common stock equivalents	The Company had the following common stock equivalents at June 30, 2017 and 2016:
	June 30, 2017	June 30, 2016
Options	160,000	160,000
Warrants	612,165	471,697
Totals	772,165	631,697